Principal accounting policies (Sales and Marketing Expenses, Share based Compensation, Statutory Reserves, Dividends and Segment Reporting - Narrative) (Details) - CNY (¥)
¥ / shares in Units, ¥ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statutory reserves [Line Item]
Advertising and market promotion expenses	¥ 2,981,328	¥ 1,065,866	¥ 621,771
Employee social security and welfare benefits	¥ 509,375	286,139	214,848
Minimum percentage appropriation to statutory surplus fund required	10.00%
Surplus fund threshold for mandatory appropriation requirement (as a percent)	50.00%
Amount appropriated to statutory reserves	¥ 0	¥ 0	¥ 0
Dividends declared	¥ 0	¥ 0	¥ 0
Statutory reserves
Statutory reserves [Line Item]
Amount appropriated to statutory reserves	¥ 48,236	¥ 39,007	¥ 3,861
VIEs registered as PRC domestic companies
Statutory reserves [Line Item]
Minimum percentage appropriation to statutory surplus fund required	10.00%
Surplus fund threshold for mandatory appropriation requirement (as a percent)	50.00%